August 24, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Peachtree Alternative Strategies Fund; Form N-2

Dear Sir or Madam:

Pursuant the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, enclosed please find one electronically signed initial Registration Statement on Form N-2 for Peachtree Alternative Strategies Fund (the “Fund”). The Trust is a newly organized Delaware statutory trust. The initial Registration Statement concerns Fund’s Institutional Shares, the initial class of the Fund.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (207) 228-7182.

Sincerely,

/s/ Edward C. Lawrence

Edward C. Lawrence

cc: Ford Donohue, Peachtree Alternative Strategies Fund